Regulatory Requirements - Schedule of Capital Requirements (Details) - Solomon JFZ (Asia) Holdings Limited [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Schedule of Capital Requirements [Line Items]
Minimum regulatory capital requirements	$ 385	$ 386
Capital levels maintained	$ 3,708	$ 3,957